Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2020
Accounts Payable And Accrued Liabilitiestext Block [Abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
9.	ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

The Company’s accounts payable and accrued liabilities are comprised of the following:

	December 31, 2020	December 31, 2019
	($)	($)
Accounts payable	716,177	446,988
Due to related parties	716,808	492,181
Accrued liabilities	461,840	36,236
	1,894,825	975,405